SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 16	$ 121,000	$ 87,000
Deferred IPO costs	682	5,302,000	4,250,000
Others	8	62,000	346,000
Total	$ 706	$ 5,485,000	$ 4,683,000